[logo] PIONEER Investments(R)



                                  March 6, 2008


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission File Desk 100 F. Street, N.E. Washington, DC 20549

        Re:  Pioneer Series Trust VI (the "Trust")
                (File Nos. 333-138560 and 811-21978),
                on Behalf of Floating Rate Fund (the "Fund")
                CIK No. 0001380192

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A and C shares, and Class Y shares, that would have been filed under paragraph (c)of Rule 497, do not differ from those contained in Post-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on February 28, 2008 (Accession No. 0000863334-08-000007).

        If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

                                Very truly yours,


                               /s/ Kate Alexander
                                 Kate Alexander
                                Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."